Other Interests in Consolidated Subsidiaries and Non-Controlling Interest	12 Months Ended
Dec. 31, 2012
Other Interests in Consolidated Subsidiaries and Non-Controlling Interest
Note 11.	Other Interests in Consolidated Subsidiaries and Non-Controlling Interest

(a)	Other Interests in Consolidated Subsidiaries

Other interests in consolidated subsidiaries include ownership interests of certain business unit presidents of the Company totalling $32.4 million (December 31, 2011 – $32.4 million). In the event that a business unit president (“Minority Member”) of the Company is no longer employed by an affiliate of the Company, the Company has the right to purchase the Minority Member’s interest and the Minority Member has the right to require the Company to purchase their interest. Should such rights be exercised, the purchase price will be based on the then estimated value of the business unit’s net assets.

The following table reflects the change in the Company’s other interests in consolidated subsidiaries for the years ended December 31, 2012 and 2011:

	December 31
	2012	2011
Other interests in consolidated subsidiaries, beginning of year	$32,434	$42,461
Net loss attributable to other interests in consolidated subsidiaries	(622)	(2,453)
Contributions / (distributions) from other interests in consolidated subsidiaries	633	(7,574)

Other interests in consolidated subsidiaries, end of year	$32,445	$32,434

(b)	Non-Controlling Interest

Non-controlling interest includes third-party investments in consolidated entities of $5.5 million (December 31, 2011 – $6.4 million).

In accordance with ASC Topic 810, non-controlling interest has been classified as a component of total equity and the net income / (loss) on the consolidated statement of operations has been adjusted to include the net loss attributable to non-controlling interest, which for the year ended December 31, 2012 was $nil (2011 – $nil).